Warrant Liability - Additional Information (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Nov. 25, 2020 shares	Nov. 03, 2020 $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	7,894,734				7,894,734
Warrant description					Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 5.50 and that can be reduced if equity financings are completed at a lower price before its expiry.
Warrants expiration date					November 3, 2025
Warrants exercise price per share | $ / shares		$ 5.5
Fair value of warrant liability			$ 447		$ 447		$ 1,754
Change in fair value of warrant liability			1,064	$ 1,402	1,307	$ 1,556
SALP
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability			$ 224		$ 224		$ 877